Restructuring Activities	12 Months Ended
Jul. 01, 2017
Restructuring and Related Activities [Abstract]
Restructuring Activities
RESTRUCTURING ACTIVITIES
Operational Efficiency Plan
During the fourth quarter of fiscal 2016, the Company announced a plan (the “Operational Efficiency Plan”) to enhance organizational efficiency, update core technology platforms, and streamline its supply chain network. The Operational Efficiency Plan was adopted as a result of a strategic review of the Company’s corporate structure which focused on creating an agile and scalable business model. As a result of this Operational Efficiency Plan, the Company expects to incur overall pre-tax charges of approximately $65-80 million within Corporate expenses. Approximately $55-65 million of these charges will be cash.
Approximately $45-55 million of these charges will be related to organizational efficiencies, which will consist primarily of corporate employee severance and related costs, as well as consulting fees related to process and organizational optimization and accelerated depreciation associated with the retirement of information technology systems. Approximately $15 million of these charges will be related to the initial costs of replacing and updating the Company’s core technology platforms, allowing the Company to support a scalable business model. The remaining $5-10 million of these charges will be related to network optimization, consisting of office location and supply chain consolidations.
During fiscal years 2017 and 2016, the Company incurred Operational Efficiency Plan related charges within SG&A expenses of $24.0 million and $43.9 million, respectively, primarily due to organizational efficiency costs, technology infrastructure costs and to a lesser extent, network optimization costs. Total cumulative charges incurred under the Operational Efficiency Plan to date are $67.9 million. The remaining charges under this plan approximate $10-15 million and will be incurred in fiscal 2018.
A summary of charges and related liabilities under the Company's Operational Efficiency Plan are as follows:

	Organizational Efficiency(1)	Technology Infrastructure(2)	Network Optimization(3)	Total
	(millions)
Balance as of June 27, 2015	$—	$—	$—	$—
Fiscal 2016 charges	40.4	—	3.5	43.9
Cash payments	(9.7)	—	—	(9.7)
Non-cash charges	(8.5)	—	(0.3)	(8.8)
Balance as of July 2, 2016	$22.2	$—	$3.2	$25.4
Fiscal 2017 charges	15.6	8.0	0.4	24.0
Cash payments	(23.3)	(7.7)	(3.0)	(34.0)
Non-cash charges	(7.9)	—	(0.6)	(8.5)
Balance at July 1, 2017	$6.6	$0.3	$—	$6.9

(1)
Organizational efficiency charges, recorded within SG&A expenses, primarily related to severance and related costs of corporate employees, accelerated depreciation associated with the retirement of information technology systems as well as consulting fees related to process and organizational optimization.

(2)	Technology infrastructure costs, recorded within SG&A expenses, related to the initial costs of replacing and updating the Company's core technology platforms.

(3)	Network optimization costs, recorded within SG&A expenses, related to lease termination costs.
The balance as of July 1, 2017 and July 2, 2016 are included within Accrued liabilities on the Company's Consolidated Balance Sheets. The above charges were recorded as Corporate expenses within the Company's Consolidated Statements of Income. See Note 15, "Segment Information," for further information.
Transformation Plan
During the fourth quarter of fiscal year ended June 28, 2014 ("fiscal 2014"), the Company announced a multi-year strategic plan to transform the Coach brand and reinvigorate growth. This multi-faceted, multi-year transformation plan (the "Transformation Plan"), which continued through the end of fiscal 2016, included key operational and cost measures, including: (i) the investment in capital improvements in stores and wholesale locations to drive comparable sales improvement; (ii) the optimization and streamlining of the Company's organizational model as well as the closure of underperforming stores in North America, and select International stores; (iii) the realignment of inventory levels and mix to reflect the Company's elevated product strategy and consumer preferences; (iv) the investment in incremental advertising costs to elevate consumer perception of the Coach brand, drive sales growth and promote this new strategy, which started in fiscal 2015; and (v) the significant scale-back of promotional cadence in an increased global promotional environment, particularly within the outlet Internet sales site, which began in fiscal 2014.
Total cumulative charges incurred under the Transformation Plan through July 2, 2016 were $321.5 million. The fourth quarter of fiscal 2016 was the last reporting period in which charges were incurred under this plan.
There were no transformation-related charges incurred in fiscal 2017. In fiscal 2016, the Company recorded charges of $44.1 million ($33.4 million after-tax, or $0.12 per diluted share), which were largely related to Coach brand's North America business and recorded within SG&A expenses.
There are no remaining liabilities under the Company's Transformation Plan at July 1, 2017. The balance of liabilities under the Company's Transformation Plan at July 2, 2016 was $5.5 million, and was included within Accrued liabilities on the Company's Consolidated Balance Sheet.